Note 30	6 Months Ended
Jun. 30, 2024
Commitments and guarantees given [Abstract]
Disclosure of Commitments and guarantees given [Text Block]	Commitments and guarantees given
The breakdown of the balance under these headings in the condensed consolidated balance sheets is as follows:

Commitments and guarantees given (Millions of Euros)
	Notes	June 2024	December 2023
Loan commitments given	6.2.1	187,331	152,868
Of which: impaired		197	165
Central banks		—	—
General governments		2,435	3,115
Credit institutions		31,418	15,595
Other financial corporations		8,872	7,063
Non-financial corporations		73,704	71,303
Households		70,903	55,791
Financial guarantees given	6.2.1	20,464	18,839
Of which: impaired ⁽¹⁾		214	229
Central banks		—	—
General governments		142	74
Credit institutions		932	978
Other financial corporations		2,802	2,177
Non-financial corporations		16,448	15,460
Households		140	150
Other commitments given	6.2.1	49,521	42,577
Of which: impaired ⁽¹⁾		550	636
Central banks		—	—
General governments		301	327
Credit institutions		6,184	3,607
Other financial corporations		3,703	1,837
Non-financial corporations		39,189	36,681
Households		145	125
Total	6.2.1	257,316	214,283
(1) Impaired financial guarantees given amounted to €763 million and €865 million, respectively, as of June 30, 2024 and December 31, 2023, respectively.
As of June 30, 2024 and December 31, 2023, the provisions for loan commitments given, financial guarantees given and other commitments given, recorded in the consolidated balance sheet amounted €310 million, €147 million and €195 million; and €277 million, €190 million and €303 million, respectively (see Note 23).
Since a significant portion of the amounts above will expire without any payment being made by the consolidated entities, the aggregate balance of these commitments cannot be considered the actual future requirement for financing or liquidity to be provided by the BBVA Group to third parties.